Acquisitions, Financial Results (Details) (USD $)	9 Months Ended		9 Months Ended
	Sep. 30, 2012 Martinez Marine Terminal Acquisition	Apr. 02, 2012 Martinez Marine Terminal Acquisition	Sep. 30, 2012 Long Beach Assets Acquisition	Sep. 14, 2012 Long Beach Assets Acquisition	Nov. 15, 2012 Anacortes Rail Facility Acquisition
Acquisition
Asset carrying value		$ 38,100,000		$ 22,300,000	$ 50,700,000
Total operating revenues	6,944,000		1,374,000
Net income attributable to the Partnership	3,105,000		1,059,000
Costs associated with the acquisition (a)	$ 973,000 [1]		$ 636,000 [1]

[1]	Costs associated with the acquisitions are included in the general and administrative expenses of TLLP.